Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
12
. Intangible Assets
Intangible assets, net are as follows:

	December 31, 2023

	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$4,136	$(1,902)	$2,234

	December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$2,680	$(898)	$1,782	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$3,330	$(898)	$2,432

Amortization of intangible assets was $
1,004
and $
898
for the years ended December 31
, 2023
and 2022
, respectively. The Company did
no
t record any impairment charges related to definite-lived intangible assets for the years ended December 31
, 2023
and 2022
.
The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2024	$1,040
2025	383
2026	161

2027	—
2028	—
Thereafter	—

$1,584